UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21914
RiverSource Short Term Investments Series, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)                      (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: July 31
Date of reporting period: January 31, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

Columbia Short-Term Cash Fund

Semiannual Report for the Period Ended
January 31, 2011

Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the 1933 Act.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	4

Portfolio of Investments	5

Statement of Assets and Liabilities	19

Statement of Operations	20

Statements of Changes in Net Assets	21

Financial Highlights	22

Notes to Financial Statements	23

Proxy Voting	30

Approval of Investment Management Services Agreement	30

Results of Meeting of Shareholders	31

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

PORTFOLIO BREAKDOWN(1) (at January 31, 2011)

Asset-Backed Commercial Paper	23.8%

Asset-Backed Securities(2)	1.3

Certificates of Deposit	4.6

Commercial Paper	11.9

Repurchase Agreements	7.8

U.S. Government & Agency Obligations	32.0

U.S. Government-Insured Debt(3)	18.6

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Category comprised of short-term asset-backed securities.
(3)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  3

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur ongoing costs which may include custodian fees and other nonadvisory expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until January 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	August 1, 2010(a)	January 31, 2011	the period(a)	expense ratio
Actual(b)	$1,000	$1,001.60	$0.05	0.01%

Hypothetical (5% return before expenses)	$1,000	$1,025.29	$0.05	0.01%

(a)	Expenses are equal to the Fund’s annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b)	Based on the actual return of 0.16% for the six months ended January 31, 2011.

4  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Short-Term Cash Fund
January 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Effective	Par/
Issuer	yield	principal	Value

Asset-Backed Commercial Paper (23.8%)

Amsterdam Funding Corp.
02/22/11	0.270%	$49,991,833	$49,991,833
Argento Variable Funding Co. LLC
02/01/11	0.000%	50,000,000	50,000,000
Bryant Park Funding LLC
02/15/11	0.230%	49,995,333	49,995,333
Chariot Funding LLC
02/01/11	0.000%	50,000,000	50,000,000
FCAR Owner Trust Series I
02/01/11	0.000%	35,000,000	35,000,000
02/03/11	0.210%	26,800,000	26,799,538
03/21/11	0.260%	24,500,000	24,491,507
Falcon Asset Securitization Co. LLC
02/09/11	0.230%	33,498,139	33,498,139
Grampian Funding LLC
02/23/11	0.260%	26,995,545	26,995,545
Jupiter Securitization Co. LLC(a)
02/10/11	0.210%	49,997,125	49,997,125
Market Street Funding LLC
04/28/11	0.280%	35,510,232	35,510,232
Regency Markets No. 1 LLC(a)
02/15/11	0.250%	50,000,000	49,994,944
03/09/11	0.270%	44,350,000	44,338,026
Salisbury Receivables Co. LLC(a)
02/01/11	0.000%	50,000,000	50,000,000
02/02/11	0.130%	40,000,000	39,999,711
Sheffield Receivables Corp.
04/27/11	0.270%	44,971,313	44,971,313
Thunder Bay Funding LLC
04/12/11	0.270%	50,206,628	50,206,628
Windmill Funding Corp.
02/03/11	0.180%	35,000,000	34,999,475
03/09/11	0.250%	50,000,000	49,987,500

Total Asset-Backed Commercial Paper
(Cost: $796,776,849)			$796,776,849

Commercial Paper (11.9%)

Banking (7.1%)
BNP Paribas Finance, Inc.
02/01/11	0.000%	$64,500,000	$64,500,000
Barclays U.S. Funding Corp.
02/03/11	0.170%	49,999,306	49,999,306
HSBC U.S.A., Inc.
03/15/11	0.240%	50,000,000	49,986,000
03/25/11	0.240%	25,000,000	24,991,333
Royal Bank Of Scotland PLC (The)
02/08/11	0.210%	49,997,667	49,997,667

Total			239,474,306

Life Insurance (3.3%)
MetLife Short Term Funding LLC
02/14/11	0.240%	34,000,000	33,996,869
02/28/11	0.250%	35,000,000	34,993,175
03/28/11	0.250%	25,000,000	24,990,451
New York Life Capital Corp.
03/08/11	0.220%	14,996,792	14,996,792

Total			108,977,287

Non-Captive Diversified (1.5%)
General Electric Capital Services, Inc.
02/07/11	0.200%	49,998,083	49,998,083

Total Commercial Paper
(Cost: $398,449,676)			$398,449,676

Certificates of Deposit (4.6%)

Royal Bank Of Canada
02/01/11	0.180%	$105,000,000	$105,000,000
Toronto Dominion Bank
03/07/11	0.240%	50,000,000	50,000,000

Total Certificates of Deposit
(Cost: $155,000,000)			$155,000,000

U.S. Government & Agency Obligations (32.0%)

Federal Home Loan Banks
02/04/11	0.120%	$50,000,000	$49,999,367
03/18/11	0.160%	94,940,000	94,921,012
Federal Home Loan Banks(b)
02/11/11	0.130%	98,050,000	98,046,187

See accompanying Notes to Financial Statements.

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  5

Portfolio of Investments (continued)

	Effective	Par/
Issuer	yield	principal	Value

U.S. Government & Agency Obligations (continued)
U.S. Treasury Bills
03/24/11	0.150%	$50,000,000	$49,989,198
U.S. Treasury Bills(b)
02/17/11	0.120%	205,000,000	204,988,722
02/24/11	0.110%	250,000,000	249,981,408
03/03/11	0.110%	100,000,000	99,990,750
03/10/11	0.100%	100,000,000	99,989,208
03/17/11	0.160%	125,000,000	124,975,861

Total U.S. Government & Agency Obligations
(Cost: $1,072,881,713)			$1,072,881,713

Repurchase Agreements (7.8%)

Barclays Bank PLC dated 01/31/11, matures 02/01/11, repurchase price $157,500,919 (collateralized by: U.S. Treasury Bond) Total market value $157,500,159
	1.125%	$157,500,000	$157,500,000

Morgan Stanley & Co. dated 01/31/11, matures 02/01/11, repurchase price $105,000,583 (collateralized by: U.S. Treasury Bond) Total market value $105,000,006
	3.125%	105,000,000	105,000,000

Total Repurchase Agreements
(Cost: $262,500,000)			$262,500,000

U.S. Government-Insured Debt (18.6%)

Straight-A Funding LLC(a)(c) U.S. Treasury Government Guaranty
02/09/11	0.200%	$26,630,000	$26,628,698
02/14/11	0.240%	31,408,000	31,405,165
02/15/11	0.230%	51,138,000	51,133,227
02/16/11	0.220%	27,000,000	26,997,412
02/18/11	0.210%	50,000,000	49,994,806
03/03/11	0.250%	50,000,000	49,989,583
03/07/11	0.220%	50,000,000	49,989,611
03/14/11	0.230%	48,000,000	47,987,427
03/16/11	0.230%	30,000,000	29,991,758
03/18/11	0.230%	50,000,000	49,985,625
04/06/11	0.250%	30,000,000	29,986,667
04/11/11	0.250%	50,000,000	49,976,042
04/13/11	0.250%	30,108,000	30,093,155
04/15/11	0.250%	50,038,000	50,012,633
Straight-A Funding LLC(c) U.S. Treasury Government Guaranty
04/14/11	0.250%	50,000,000	49,975,000

Total U.S. Government-Insured Debt
(Cost: $624,146,809)			$624,146,809

Asset-Backed Securities (1.3%)

Car Loan (1.3%)
AmeriCredit Automobile Receivables Trust Series 2010-3 Class A1
10/11/11	0.310%	$7,004,920	$7,004,920
Honda Auto Receivables Owner Trust Series 2010-3 Class A1
06/21/11	0.310%	18,416,073	18,416,073
Santander Drive Auto Receivables Trust Series 2010-B Class A1(d)(e)
12/15/11	0.370%	17,324,350	17,324,350

Total Asset-Backed Securities
(Cost: $42,745,343)			$42,745,343

Investments of Cash Collateral Received for Securities on Loan (25.3%)

Asset-Backed Commercial Paper (1.1%)
Antalis US Funding Corp.
02/18/11	0.300%	$1,879,530	$1,879,530
Ebbets Funding LLC
02/11/11	0.480%	6,997,013	6,997,013
Rhein-Main Securitisation Ltd.
04/12/11	0.551%	5,991,750	5,991,750
Rheingold Securitization
04/20/11	0.551%	4,993,507	4,993,507
Working Capital Management Co., L.P.
02/01/11	0.290%	15,997,422	15,997,422

Total			35,859,222

Certificates of Deposit (17.1%)
BRED Banque Populaire
02/01/11	0.540%	4,990,792	4,990,792
Banco Popular Caisse d’Epargne
07/28/11	0.550%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
02/16/11	0.305%	4,996,106	4,996,106
Barclays Bank PLC
02/23/11	0.380%	11,000,000	11,000,000

See accompanying Notes to Financial Statements.

6  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
Canadian Imperial Bank
04/07/11	0.280%	$12,000,000	$12,000,000
Clydesdale Bank PLC
04/21/11	0.400%	14,985,015	14,985,015
Credit Agricole
02/24/11	0.509%	4,999,357	4,999,357
04/21/11	0.400%	20,000,493	20,000,493
Credit Industrial et Commercial
02/22/11	0.395%	20,000,000	20,000,000
03/07/11	0.400%	10,000,000	10,000,000
Credit Suisse
04/15/11	0.280%	15,000,000	15,000,000
DZ Bank AG
03/07/11	0.350%	17,000,000	17,000,000
Den Danske Bank
03/04/11	0.330%	5,000,000	5,000,000
Deutsche Bank AG
07/08/11	0.360%	25,000,000	25,000,000
Development Bank of Singapore Ltd.
02/09/11	0.300%	10,000,000	10,000,000
02/17/11	0.300%	10,000,000	10,000,000
04/04/11	0.400%	10,000,000	10,000,000
Erste Bank der Oesterreichische
02/03/11	0.300%	26,000,000	26,000,000
Erste Bank der Oesterreichischen Sparkassen AG
02/07/11	0.430%	15,000,000	15,000,000
KBC Bank NV
02/17/11	0.450%	14,500,000	14,500,000
02/22/11	0.450%	15,000,000	15,000,000
La Banque Postale
02/17/11	0.365%	20,000,000	20,000,000
Landesbank Hessen Thuringen
02/03/11	0.320%	22,000,000	22,000,000
Mitsubishi UFJ Trust and Banking Corp.
02/22/11	0.320%	5,000,000	5,000,000
04/06/11	0.350%	15,000,000	15,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	20,000,000	20,000,000
National Bank of Canada
03/21/11	0.380%	15,000,000	15,000,000
Natixis
04/07/11	0.503%	20,000,000	20,000,000
Norinchukin Bank
02/14/11	0.330%	5,000,000	5,000,000
03/02/11	0.350%	5,000,125	5,000,125
Nykredit Bank
02/14/11	0.520%	10,000,000	10,000,000
02/18/11	0.500%	10,000,000	10,000,000
Overseas Chinese Banking Corp.
04/12/11	0.400%	10,000,000	10,000,000
Rabobank Group
04/27/11	0.310%	8,000,000	8,000,000
Societe Generale
02/01/11	0.295%	15,000,000	15,000,000
02/07/11	0.300%	4,999,908	4,999,908
02/17/11	0.310%	9,992,084	9,992,084
02/24/11	0.305%	4,996,106	4,996,106
Standard Chartered Bank PLC
05/05/11	0.350%	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	9,000,000	9,000,000
Sumitomo Trust & Banking Co., Ltd.
02/18/11	0.350%	15,000,000	15,000,000
04/21/11	0.510%	10,000,000	10,000,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
02/07/11	0.400%	4,500,000	4,500,000
Union Bank of Switzerland
04/18/11	0.341%	15,000,000	15,000,000
United Overseas Bank Ltd.
02/22/11	0.340%	10,000,000	10,000,000
04/11/11	0.390%	5,000,000	5,000,000
04/18/11	0.390%	10,000,000	10,000,000
Westpac Banking Corp.
05/09/11	0.270%	20,000,000	20,000,000

Total			573,959,986

Other Short-Term Obligations (0.3%)
The Goldman Sachs Group, Inc.
04/20/11	0.350%	10,000,000	10,000,000

Repurchase Agreements (6.8%)
Barclays Capital, Inc.(f) dated 03/22/10, matures 03/03/11, repurchase price $25,007,535
	0.350%	25,000,000	25,000,000
dated 10/13/10, matures 03/03/11, repurchase price $5,001,938
	0.450%	5,000,000	5,000,000

See accompanying Notes to Financial Statements.

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
Cantor Fitzgerald & Co.(f) dated 01/31/11, matures 02/01/11, repurchase price $25,000,167
	0.240%	$25,000,000	$25,000,000
repurchase price $7,000,082
	0.420%	7,000,000	7,000,000
Citigroup Global Markets, Inc.(f) dated 01/31/11, matures 02/01/11, repurchase price $23,000,134
	0.210%	23,000,000	23,000,000
Goldman Sachs & Co. dated 01/31/11, matures 02/01/11, repurchase price $6,021,128(f)
	0.220%	6,021,092	6,021,092
MF Global Holdings Ltd. dated 01/31/11, matures 02/01/11, repurchase price $7,000,049(f)
	0.250%	7,000,000	7,000,000
Merrill Lynch Government Securities Income dated 01/31/11, matures 02/01/11 repurchase price $$2,000,012(f)
	0.220%	2,000,000	2,000,000
Merrill Lynch Pierce Fenner & Smith, Inc. dated 01/31/11, matures 02/01/11 repurchase price $2,000,012(f)
	0.220%	2,000,000	2,000,000
Mizuho Securities USA, Inc. dated 01/31/11, matures 02/01/11, repurchase price $35,000,243(f)
	0.250%	35,000,000	35,000,000
Morgan Stanley dated 01/21/10, matures 02/10/11, repurchase price $32,003,556(f)
	0.400%	32,000,000	32,000,000
Nomura Securities dated 01/31/11, matures 02/01/11, repurchase price $21,000,204(f)
	0.350%	21,000,000	21,000,000
RBS Securities, Inc.(f) dated 01/31/11, matures 02/01/11, repurchase price $22,000,214
	0.350%	22,000,000	22,000,000
dated 04/01/10, matures 03/07/11, repurchase price $15,006,563
	0.450%	15,000,000	15,000,000

Total			227,021,092

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $846,840,300)			$846,840,300

Total Investments
(Cost: $4,199,340,690)			$4,199,340,690
Other Assets & Liabilities, Net			(847,316,591)

Net Assets			$3,352,024,099

Notes to Portfolio of Investments

(a)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $808,501,615 or 24.12% of net assets.

(b)	At January 31, 2011, security was partially or fully on loan.

(c)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

See accompanying Notes to Financial Statements.

8  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $17,324,350 or 0.52% of net assets.

(e)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on January 31, 2011. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.350%)
Security description	Value
Archer Daniels	$92,867
Australia & New Zealand Bank Group	688,208
Banco Bilbao Vizcaya	795,053
BP Capital Markets PLC	1,245,985
BPCE	1,649,538
Caisse Centrale	1,416,361
Danske Corp	1,670,564
Electricite De France	1,811,453
Erste Finance (De) LLC	1,382,709
Export Development Corp	499,850
Golden Funding Corp	89,994
International Business Mach Corp	111,647
John Deere Capital Co	82,917
John Deere Credit Ltd	99,996
Kells Funding LLC	1,182,671
Prudential PLC	448,755
Royal Park Investments	1,231,972
Santander	1,658,333
Silver Tower US Fund	591,586
Societe Generale	5,916,535
Swedbank	2,499,933
Wal-Mart Stores Inc	1,083,073

Total market value of collateral securities	$26,250,000

See accompanying Notes to Financial Statements.

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.450%)
Security description	Value
BCRR Trust	$234,229
Bear Stearns Commercial Mortgage Securities	934,826
Citigroup Commercial Mortgage Trust	334,846
Granite Master Issuer PLC	1,378,681
GS Mortgage Securities Corp II	523,424
Merrill Lynch Mortgage Trust	14,037
Morgan Stanley Dean Witter Capital I	292,270
Morgan Stanley Reremic Trust	217,491
Paragon Mortgages PLC	784,576
Permanent Master Issuer PLC	266,846
Wachovia Bank Commercial Mortgage Trust	268,774

Total market value of collateral securities	$5,250,000

Cantor Fitzgerald & Co. (0.240%)
Security description	Value
Fannie Mae Interest Strip	$1,298,871
Fannie Mae Pool	5,555,475
Fannie Mae Principal Strip	53,993
Fannie Mae REMICS	1,642,118
Fannie Mae Whole Loan	90,443
Federal Farm Credit Bank	367,580
Federal Home Loan Banks	2,236,727
Federal Home Loan Mortgage Corp	613,691
Federal National Mortgage Association	1,575,104
FHLMC Structured Pass Through Securities	605,464
Freddie Mac Coupon Strips	820
Freddie Mac Non Gold Pool	2,346,904
Freddie Mac Reference REMIC	13,648
Freddie Mac REMICS	737,149
Freddie Mac Strips	196,526
Ginnie Mae I Pool	1,155,097
Ginnie Mae II Pool	2,349,378
Government National Mortgage Association	1,144,462
United States Treasury Inflation Indexed Bonds	377,750
United States Treasury Note/Bond	481,133
United States Treasury Strip Coupon	2,285,216
United States Treasury Strip Principal	372,506

Total market value of collateral securities	$25,500,055

See accompanying Notes to Financial Statements.

10  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.420%)
Security description	Value
BA Credit Card Trust	$159,690
Chase Issuance Trust	2,099,803
Commercial Mortgage Pass Through Certificates	120,995
Harley-Davidson Motorcycle Trust	149,641
Residential Asset Mortgage Products Inc	122,430
United States Treasury Note/Bond	4,563,232

Total market value of collateral securities	$7,215,791

Citigroup Global Markets, Inc. (0.210%)
Security description	Value
Fannie Mae Benchmark REMIC	$109,333
Fannie Mae REMICS	8,035,952
Fannie Mae Whole Loan	188,896
Fannie Mae-Aces	15,000
Freddie Mac Reference REMIC	727,405
Freddie Mac REMICS	11,613,319
Government National Mortgage Association	2,770,095

Total market value of collateral securities	$23,460,000

Goldman Sachs & Co. (0.220%)
Security description	Value
Government National Mortgage Association	$6,141,513

Total market value of collateral securities	$6,141,513

MF Global Holdings Ltd. (0.250%)
Security description	Value
Fannie Mae REMICS	$340,907
Freddie Mac Gold Pool	2,103,763
Freddie Mac REMICS	372,093
Ginnie Mae I Pool	1,149,969
Ginnie Mae II Pool	2,377,540
Government National Mortgage Association	795,806

Total market value of collateral securities	$7,140,078

See accompanying Notes to Financial Statements.

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Merrill Lynch Government Securities Income (0.220%)
Security description	Value
Fannie Mae REMICS	$1,095,117
Freddie Mac REMICS	944,906

Total market value of collateral securities	$2,040,023

Merrill Lynch Pierce Fenner & Smith, Inc. (0.220%)
Security description	Value
Fannie Mae Pool	$1,447,033
Freddie Mac Gold Pool	592,967

Total market value of collateral securities	$2,040,000

Mizuho Securities USA, Inc. (0.250%)
Security description	Value
Fannie Mae Grantor Trust	$67,266
Fannie Mae Pool	7,410,160
Fannie Mae REMICS	5,676,222
Fannie Mae Whole Loan	302,293
FHLMC Structured Pass Through Securities	261,553
Freddie Mac Gold Pool	1,673,185
Freddie Mac Non Gold Pool	163,523
Freddie Mac REMICS	2,337,115
Ginnie Mae I Pool	14,186,234
Ginnie Mae II Pool	25,604
Government National Mortgage Association	3,596,845

Total market value of collateral securities	$35,700,000

Morgan Stanley (0.400%)
Security description	Value
Can Ast & Can Ltd	$10,473,490
Ebury Finance Ltd	2,581,609
Gotham Funding Corp	634,579
Kells Funding LLC	6,769,765
LMA LMA Americas	5,248,293
Romulus Funding Corp	209,661
Scaldis & Scaldis	2,420,179
Victory Receivables	3,999,960
Westpac Secs NZ Ltd	1,262,464

Total market value of collateral securities	$33,600,000

See accompanying Notes to Financial Statements.

12  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Nomura Securities (0.350%)
Security description	Value
AEP Texas Central Transition Funding LLC	$19,438
Ally Auto Receivables Trust	147,377
American Express Credit Account Master Trust	577,675
AmeriCredit Automobile Receivables Trust	845,088
Ameriquest Mortgage Securities Inc	1,350
Asset Securitization Corp	14,949
Atlantic City Electric Transition Funding LLC	328,014
Banc of America Commercial Mortgage Inc	2,867,921
Bayview Commercial Asset Trust	37,525
BMW Vehicle Lease Trust	1,656,126
Capital Auto Receivables Asset Trust	11,822
Capital One Multi-Asset Execution Trust	162,248
CarMax Auto Owner Trust	336,339
CenterPoint Energy Transition Bond Co LLC	343,506
Chase Issuance Trust	144,912
Citibank Credit Card Issuance Trust	413,135
Citigroup/Deutsche Bank Commercial Mortgage Trust	506,955
CNH Equipment Trust	139,764
Commercial Mortgage Asset Trust	14,598
Commercial Mortgage Pass Through Certificates	182,652
Countrywide Alternative Loan Trust	15,414
Countrywide Home Loan Mortgage Pass Through Trust	32,348
Credit Suisse First Boston Mortgage Securities Corp	527,933
Entergy Gulf States Reconstruction Funding LLC	362,857
Ford Credit Auto Owner Trust	2,302,388
GS Mortgage Securities Corp II	477,475
Harley-Davidson Motorcycle Trust	410,191
Honda Auto Receivables Owner Trust	174,285
Impac CMB Trust	27,226
JP Morgan Chase Commercial Mortgage Securities Corp	1,047,090
LB-UBS Commercial Mortgage Trust	531,068
MBNA Credit Card Master Note Trust	799,290
Merrill Lynch Mortgage Trust	2,993
Merrill Lynch/Countrywide Commercial Mortgage Trust	25,408
Morgan Stanley Dean Witter Capital I	2,917
Nelnet Student Loan Trust	25,764
PG&E Energy Recovery Funding LLC	576,730
Public Service New Hampshire Funding LLC	28,942
SLC Student Loan Trust	543,245
SLM Student Loan Trust	2,932,330
Structured Asset Securities Corp	1,138,177
Toyota Auto Receivables Owner Trust	75,477
Wachovia Auto Loan Owner Trust	1,271

See accompanying Notes to Financial Statements.

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Nomura Securities (0.350%) (continued)
Security description	Value
Wachovia Bank Commercial Mortgage Trust	$1,137,144
World Omni Auto Receivables Trust	100,643

Total market value of collateral securities	$22,050,000

RBS Securities, Inc. (0.350%)
Security description	Value
Amortizing Residential Collateral Trust	$801,523
Ginnie Mae I Pool	11,438,229
Ginnie Mae II Pool	4,625,137
GS Mortgage Securities Corp II	733,733
HSBC Home Equity Loan Trust	2,029,478
Merrill Lynch/Countrywide Commercial Mortgage Trust	2,236,744
Renaissance Home Equity Loan Trust	275,748
Structured Asset Investment Loan Trust	165,181
Wells Fargo Home Equity Trust	321,882

Total market value of collateral securities	$22,627,655

RBS Securities, Inc. (0.450%)
Security description	Value
Adjustable Rate Mortgage Trust	$1,493
Ally Auto Receivables Trust	59,993
American Express Credit Account Master Trust	203,867
American Home Mortgage Investment Trust	332,477
Amortizing Residential Collateral Trust	346
Banc of America Commercial Mortgage Inc	130,085
Banc of America Large Loan Inc	770,532
Bear Stearns Commercial Mortgage Securities	116,917
CarMax Auto Owner Trust	544
Caterpillar Financial Asset Trust	24,691
CC Mortgage Funding Corp	100,632
Chesapeake Funding LLC	3,707,631
Citigroup/Deutsche Bank Commercial Mortgage Trust	233,323
CNH Equipment Trust	3,551
Commercial Mortgage Pass Through Certificates	5,571
Countrywide Home Loan Mortgage Pass Through Trust	79,351
Credit Suisse First Boston Mortgage Securities Corp	233,630
Credit Suisse Mortgage Capital Certificates	342,279
First Republic Mortgage Loan Trust	375,523
Ford Credit Floorplan Master Owner Trust	656,113

See accompanying Notes to Financial Statements.

14  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

RBS Securities, Inc. (0.450%) (continued)
Security description	Value
Greenwich Capital Commercial Funding Corp	$659,527
GS Mortgage Securities Corp II	264,689
Honda Auto Receivables Owner Trust	100,831
John Deere Owner Trust	134,739
JP Morgan Chase Commercial Mortgage Securities Corp	772,460
LB-UBS Commercial Mortgage Trust	205,298
Marriott Vacation Club Owner Trust	25,210
Mastr Adjustable Rate Mortgages Trust	531,190
Morgan Stanley ABS Capital I	243,424
Morgan Stanley Capital I	240,067
Morgan Stanley Dean Witter Capital I	233,434
Nissan Auto Receivables Owner Trust	4,766
Salomon Brothers Mortgage Securities VII Inc	10,947
Sequoia Mortgage Trust	7,862
Structured Asset Securities Corp	3,556
USAA Auto Owner Trust	2,332
Volkswagen Auto Lease Trust	76,070
Volkswagen Auto Loan Enhanced Trust	2,301
Wachovia Bank Commercial Mortgage Trust	2,939,896
WaMu Mortgage Pass Through Certificates	1,913,106

Total market value of collateral securities	$15,750,254

See accompanying Notes to Financial Statements.

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See accompanying Notes to Financial Statements.

16  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Short-Term Securities
Asset Backed Commercial Paper	$—	$796,776,849	$—	$796,776,849
Commercial Paper	—	398,449,676	—	398,449,676
Certificates of Deposit	—	155,000,000	—	155,000,000
U.S. Government & Agency Obligations	—	1,072,881,713	—	1,072,881,713
Repurchase Agreements	—	262,500,000	—	262,500,000
U.S. Government-Insured Debt	—	624,146,809	—	624,146,809
Asset-Backed Securities	—	42,745,343	—	42,745,343

Total Short-Term Securities	—	3,352,500,390	—	3,352,500,390

Other
Investments of Cash Collateral Received for Securities on Loan	—	846,840,300	—	846,840,300

Total Other	—	846,840,300	—	846,840,300

Total	$—	$4,199,340,690	$—	$4,199,340,690

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

See accompanying Notes to Financial Statements.

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

18  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities
January 31, 2011 (Unaudited)

Assets
Investments, at value*
Securities (identified cost $3,090,000,390)	$3,090,000,390
Repurchase agreements (identified cost $262,500,000)	262,500,000
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $619,819,208)	619,819,208
Repurchase agreements (identified cost $227,021,092)	227,021,092

Total investments (identified cost $4,199,340,690)	4,199,340,690
Cash	132,646
Receivable for:
Interest	63,895

Total assets	4,199,537,231

Liabilities
Due upon return of securities on loan	846,840,300
Payable for:
Dividend distributions to shareholders	630,844
Other expenses	41,988

Total liabilities	847,513,132

Net assets applicable to outstanding capital stock	$3,352,024,099

Represented by
Paid-in capital	$3,352,041,412
Accumulated net realized loss	(17,313)

Total — representing net assets applicable to outstanding capital stock	$3,352,024,099

Shares outstanding	3,352,041,412

Net asset value per share	$1.00

*Value of securities on loan	$844,825,035

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  19

Statement of Operations
Six months ended January 31, 2011 (Unaudited)

Net investment income
Income:
Interest	$3,244,422
Income from securities lending — net	452,587

Total income	3,697,009

Expenses:
Custodian fees	30,580
Shareholder reports and communications	13,905
Professional fees	15,725
Commitment fees for bank credit facility	10,715

Total expenses	70,925

Net investment income	3,626,084

Net increase in net assets resulting from operations	$3,626,084

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Six months ended	Year ended
	January 31, 2011	July 31, 2010
	(Unaudited)
Operations
Net investment income	$3,626,084	$6,728,541
Net realized gain	—	4,822

Net increase in net assets resulting from operations	3,626,084	6,733,363

Distributions to shareholders from:
Net investment income	(3,628,695)	(6,726,386)

Increase (decrease) in net assets from capital share transactions	369,360,972	(7,831,326)

Total increase (decrease) in net assets	369,358,361	(7,824,349)
Net assets at beginning of period	2,982,665,738	2,990,490,087

Net assets at end of period	$3,352,024,099	$2,982,665,738

Undistributed net investment income	$—	$2,611

	Six months ended		Year ended
	January 31, 2011		July 31, 2010
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Subscriptions	5,571,798,600	5,571,798,600	25,537,736,980	25,537,736,980
Distributions reinvested	3,773,363	3,773,363	6,588,211	6,588,211
Redemptions	(5,206,210,991)	(5,206,210,991)	(25,552,156,517)	(25,552,156,517)

Total increase (decrease)	369,360,972	369,360,972	(7,831,326)	(7,831,326)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  21

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns are not annualized for periods of less than one year.

	Six months
	ended Jan. 31,		Year ended July 31,
	2011		2010		2009	2008	2007(a)
	(Unaudited)
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income (loss)	.00	(b)	.00	(b)	.009	.04	.04
Net realized and unrealized gain (loss) on investments	—		.00	(b)	(.011)	—	—
Increase from payments by affiliate	—		—		.011	—	—

Total from investment operations	.00	(b)	.00	(b)	.009	.04	.04

Less distributions to shareholders from:
Net investment income	(.00	)(b)	(.00	)(b)	(0.009)	(0.04)	(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00

Total return	0.16%		0.25%		0.92% (c)	4.07%	4.66%

Ratios to average net assets
Total expenses	0.01%	(d)	0.00%	(e)	0.01%	0.01%	0.01%	(d)

Net investment income	0.25%	(d)	0.23%		1.02%	3.93%	5.37%	(d)

Supplemental data
Net assets, end of period (in thousands)	$3,352,024		$2,982,666		$2,990,490	$3,219,921	$3,228,843

Notes to Financial Highlights

(a)	For the period from September 26, 2006 (when shares became available) to July 31, 2007.
(b)	Rounds to less than $0.01.
(c)	During the year ended July 31, 2009, the Fund received payments by an affiliate. Had the Fund not received these payments, the total return would have been lower by 1.14%.
(d)	Annualized.
(e)	Rounds to less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
January 31, 2011 (Unaudited)

Note 1. Organization

Columbia Short-Term Cash Fund (the Fund), a series of RiverSource Short Term Investment Series, Inc. (the Corporation), is a diversified fund. The Corporation is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Corporation has 100 billion authorized shares of capital stock ($0.01 par value) that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board). On February 15, 2011, shareholders approved a proposal to reorganize the Fund into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. The reorganization was completed on March 7, 2011.

Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the Securities Act of 1933 (as amended).

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  23

Notes to Financial Statements (continued)

asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Investment Advisers, LLC (the Investment Manager) has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income, including amortization of premium and discount, is recognized daily.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

24  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management
Under the Investment Management Services Agreement, the Investment Manager, subject to the policies set by the Board, provides investment management services. The Fund does not pay a management fee for managing its assets, but it does pay taxes, brokerage commissions and nonadvisory expenses.

Compensation of Board Members
The Fund does not pay compensation to the board members. Compensation and certain other core expenses are paid directly by other funds managed by the Investment Manager that invest in this Fund.

Note 4. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At January 31, 2011, securities valued at $844,825,035 were on loan, secured by cash collateral of $846,840,300 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  25

Notes to Financial Statements (continued)

arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 5. Shareholder Concentration

At January 31, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s outstanding shares.

Note 6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

26  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings for the six months ended January 31, 2011.

Note 7. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforward, determined as of July 31, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$17,313

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryfoward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  27

Notes to Financial Statements (continued)

Note 9. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

28  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  29

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management
Services Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Fund’s Board of Directors (the Board) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement). The IMS Agreement was approved by the Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Short Term Investments Series, Inc., on behalf of the Fund, on December 28, 2010, and is incorporated herein by reference.

30  COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT

Results of Meeting of Shareholders

Columbia Short-Term Cash Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1: To elect directors to the Board.

		Dollars	Dollars		Broker
		Voted “For”	Voted “Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	3,020,187,756.530	0.000	0.000	0.000
02	Edward J. Boudreau, Jr.	3,020,187,756.530	0.000	0.000	0.000
03	Pamela G. Carlton	3,020,187,756.530	0.000	0.000	0.000
04	William P. Carmichael	3,020,187,756.530	0.000	0.000	0.000
05	Patricia M. Flynn	3,020,187,756.530	0.000	0.000	0.000
06	William A. Hawkins	3,020,187,756.530	0.000	0.000	0.000
07	R. Glenn Hilliard	3,020,187,756.530	0.000	0.000	0.000
08	Stephen R. Lewis, Jr.	3,020,187,756.530	0.000	0.000	0.000
09	John F. Maher	3,020,187,756.530	0.000	0.000	0.000
10	John J. Nagorniak	3,020,187,756.530	0.000	0.000	0.000
11	Catherine James Paglia	3,020,187,756.530	0.000	0.000	0.000
12	Leroy C. Richie	3,020,187,756.530	0.000	0.000	0.000
13	Anthony M. Santomero	3,020,187,756.530	0.000	0.000	0.000
14	Minor M. Shaw	3,020,187,756.530	0.000	0.000	0.000
15	Alison Taunton-Rigby	3,020,187,756.530	0.000	0.000	0.000
16	William F. Truscott	3,020,187,756.530	0.000	0.000	0.000

Proposal 2: To approve a proposed amendment to the Articles of Incorporation.

Dollars	Dollars		Broker
Voted “For”	Voted “Against”	Abstentions	Non-Votes
3,020,187,756.530	0.000	0.000	0.000

Proposal 3: To approve a proposed Agreement and Plan of Redomiciling.

Dollars	Dollars		Broker
Voted “For”	Voted “Against”	Abstentions	Non-Votes
3,020,187,756.530	0.000	0.000	0.000

Proposal 4: To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars	Dollars		Broker
Voted “For”	Voted “Against”	Abstentions	Non-Votes
3,020,187,756.530	0.000	0.000	0.000

S-6284 F (4/11)

COLUMBIA SHORT-TERM CASH FUND — 2011 SEMIANNUAL REPORT  31

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		RiverSource Short Term Investments Series, Inc.
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date March 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date March 23, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date March 23, 2011